UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York                2-13-2007
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 101
                                        -------------------

Form 13F Information Table Value Total: $193,888
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATION TABLE

          ITEM 1:                   ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
----------------------------    --------------  ---------  ----------  -------- -------------------- ---------- --------------------
      NAME OF ISSUER            TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                                 NUMBER      MARKET    PRINCIPAL     DISCRETION                 ----- ------- ------
                                                             VALUE      AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                                  (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                              SHARED
                                                                                  SOLE  SHARED OTHER
----------------------------    -------------   ---------  ----------  --------  ------ ------ ----- ---------- ----- ------- ------
3M                               Common Stock   88579Y101     2906000    37290    SOLE                            X
ABBOTT LABORATORIES              Common Stock   002824100     3938000    80850    SOLE                            X
ADOBE SYSTEMS, INC.              Common Stock   00724F101      676000    16450    SOLE                            X
AGILENT TECHNOLOGIES             Common Stock   00846U101      472000    13566    SOLE                            X
AIR PRODUCTS & CHEMICALS         Common Stock   009158106      625000     8900    SOLE                            X
AMERICAN EXPRESS CO.             Common Stock   025816109     1845000    30420    SOLE                            X
AMGEN INC.                       Common Stock   031162100     4468000    65409    SOLE                            X
APPLE COMPUTER                   Common Stock   037833100     4080000    48100    SOLE                            X
APPLIED MATERIALS, INC.          Common Stock   038222105      974000    52800    SOLE                            X
AQUA AMERICA                     Common Stock   03836W103     1289000    56598    SOLE                            X
ARCH COAL                        Common Stock   039380100     1624000    54100    SOLE                            X
AVON PRODUCTS                    Common Stock   054303102     1427000    43200    SOLE                            X
BB&T CORPORATION                 Common Stock   054937107     1093000    24900    SOLE                            X
BP plc (ADR)                     Common Stock   055622104     2418000    36048    SOLE                            X
BAKER HUGHES, INC.               Common Stock   057224107     1493000    20000    SOLE                            X
BANK OF AMERICA                  Common Stock   06605010       264000     4960    SOLE                            X
BAXTER INTERNATIONAL             Common Stock   071813109     2514000    54200    SOLE                            X
BERKSHIRE HATHAWAY INC. CL. "B"  Common Stock   084670207      458000      125    SOLE                            X
BOEING CORPORATION               Common Stock   097023105     2087000    23500    SOLE                            X
BRISTOL-MYERS SQUIBB             Common Stock   110122108      894000    34000    SOLE                            X
CANON INC                        Common Stock   138006309      679000    12005    SOLE                            X
CAPITAL ONE FINANCIAL            Common Stock   14040H105     2465000    32100    SOLE                            X
CHEVRON TEXACO                   Common Stock   166764100      761000    10350    SOLE                            X
CISCO SYSTEMS                    Common Stock   17275R102     3694000   135175    SOLE                            X
CITIGROUP                        Common Stock   172967101     4363000    78347    SOLE                            X
COCA COLA                        Common Stock   191216100     2655000    55038    SOLE                            X
COLGATE-PALMOLIVE COMPANY        Common Stock   194162103     1370000    21000    SOLE                            X
COMCAST CP A                     Common Stock   20030N101     1065000    25161    SOLE                            X
COMPUCREDIT CORPORATION          Common Stock   20478N100     1821000    45750    SOLE                            X
CONOCO PHILLIPS                  Common Stock   20825c104      762000    10596    SOLE                            X
CORNING INC.                     Common Stock   219350105      707000    37800    SOLE                            X
CYTEC INDUSTRIES                 Common Stock   232820100     1416000    25070    SOLE                            X
DIEBOLD                          Common Stock   253651103      717000    15400    SOLE                            X
DISNEY (WALT) CO.                Common Stock   254687106     2338000    68225    SOLE                            X
DOVER CORP                       Common Stock   260003108     1887000    38500    SOLE                            X
DUPONT DE NEMOURS                Common Stock   263534109     1240000    25459    SOLE                            X
EMC CORP                         Common Stock   268648102      205000    15600    SOLE                            X
EMERSON CO.                      Common Stock   291011104     3256000    73860    SOLE                            X
EXXON MOBIL                      Common Stock   30231G102    10541000   137566    SOLE                            X
FIRST MARBLEHEAD                 Common Stock   320771108     2758000    50475    SOLE                            X
FLUOR CORP                       Common Stock   34386110       987000    12100    SOLE                            X
GENENTECH INC. NEW               Common Stock   368710406     2556000    31510    SOLE                            X
GENERAL ELECTRIC                 Common Stock   369604103     7623000   204880    SOLE                            X
GENTEX CORPORATION               Common Stock   371901109      622000    40000    SOLE                            X
GOLDMAN SACHS                    Common Stock   38141G104      574000     2880    SOLE                            X
HALLIBURTON COMPANY              Common Stock   406216101     1176000    37900    SOLE                            X
HOME DEPOT                       Common Stock   437076102     2560000    63750    SOLE                            X
HONEYWELL INTL                   Common Stock   438516106     2909000    64310    SOLE                            X
IBM CORPORATION                  Common Stock   459200101     2259000    23261    SOLE                            X
IAC/INTERACTIVE CORP             Common Stock   45840Q101      204000     5500    SOLE                            X
ISHARE MSCI EAFE VALUE INDEX     Common Stock   464288877      223000     3100    SOLE                            X
ISHARES MCSI EMERGING MKTS       Common Stock   464287234      228000     2000    SOLE                            X
ISHARES TR MSCI EAFE INDEX FD    Common Stock   464287465      380000     5200    SOLE                            X
INGERSOLL-RAND COMPANY LTD       Common Stock   G4776G101     1123000    28700    SOLE                            X
INTEL CORP.                      Common Stock   458140100     1950000    96325    SOLE                            X
JP MORGAN CHASE & CO.            Common Stock   46625H100     4264000    88298    SOLE                            X
JACOBS ENGINEERING GROUP         Common Stock   469814107     2173000    26655    SOLE                            X
JOHNSON & JOHNSON                Common Stock   478160104     8515000   128980    SOLE                            X
L-3 COMMUNICATIONS               Common Stock   502424104     1316000    16100    SOLE                            X
LILLY (ELI) & CO.                Common Stock   532457108     1432000    27500    SOLE                            X
LOCKHEED MARTIN CORP             Common Stock   539830109     2043000    22200    SOLE                            X
LONE STAR TECHNOLOGIES           Common Stock   542312103     1108000    22900    SOLE                            X
MARSH & MCLENNAN COMPANIES       Common Stock   571748102      873000    28500    SOLE                            X
MARTIN MARIETTA MATERIALS        Common Stock   573284106      311000     3000    SOLE                            X
MCGRAW-HILL COMPANIES, INC.      Common Stock   580645109      231000     3400    SOLE                            X
MEDTRONIC                        Common Stock   585055106      968000    18100    SOLE                            X
MELLON FINANCIAL                 Common Stock   58551A108      855000    20300    SOLE                            X
MERRILL LYNCH                    Common Stock   590188108     5083000    54600    SOLE                            X
MICROSOFT CORPORATION            Common Stock   594918104     3129000   104790    SOLE                            X
MORGAN STANLEY                   Common Stock   617446448     3460000    42500    SOLE                            X
MOTOROLA, INC.                   Common Stock   620076109      703000    34200    SOLE                            X
NETWORK APPLIANCE                Common Stock   64120J104      600000    15300    SOLE                            X
NIKE INC.                        Common Stock   654106103      944000     9535    SOLE                            X
NOKIA CORP                       Common Stock   654902204      274000    13500    SOLE                            X
NORFOLK SOUTHERN CORP.           Common Stock   655844108     1287000    25600    SOLE                            X
ORACLE CORPORATION               Common Stock   68389X105     1534000    89500    SOLE                            X
PALL CORPORATION                 Common Stock   696429307     1036000    30000    SOLE                            X
PAYCHEX INC                      Common Stock   704326107     1795000    45400    SOLE                            X
PEPSICO                          Common Stock   713448108     2093000    33475    SOLE                            X
PFIZER                           Common Stock   717081103     3221000   124375    SOLE                            X
PROCTER & GAMBLE                 Common Stock   742718109     8835000   137470    SOLE                            X
QUALCOMM                         Common Stock   747525103     2346000    62095    SOLE                            X
ROYAL DUTCH PETROLEUM            Common Stock   780257804      212000     3000    SOLE                            X
SCHLUMBERGER LIMITED             Common Stock   806857108     3319000    52550    SOLE                            X
STERLING BANCSHARES              Common Stock   858907108      378000    29100    SOLE                            X
STRYKER CORPORATION              Common Stock   863667101     1845000    33480    SOLE                            X
SYMANTEC                         Common Stock   871503108      496000    23800    SOLE                            X
TETRA TECH INC.                  Common Stock   88162G103      833000    46100    SOLE                            X
THOMAS & BETTS CORP.             Common Stock   884315102      567000    12000    SOLE                            X
TIME WARNER                      Common Stock   887317105      662000    30400    SOLE                            X
TYCO INTERNATIONAL, LTD.         Common Stock   902124106      714000    23500    SOLE                            X
UNITED PARCEL SERVICE            Common Stock   911312106     7369000    98290    SOLE                            X
UNITED TECHNOLOGIES              Common Stock   913017109      331000     5300    SOLE                            X
WM WRIGLEY JR. CO.               Common Stock   982526105     1208000    23375    SOLE                            X
WACHOVIA CORP                    Common Stock   929771103      842000    14793    SOLE                            X
WATERS CORP                      Common Stock   941848103     4270000    87200    SOLE                            X
WATTS WATER TECHNOLOGIES         Common Stock   942749102     2650000    64475    SOLE                            X
WELLS FARGO                      Common Stock   30226D106     1244000    35000    SOLE                            X
WYETH                            Common Stock   983024100      335000     6597    SOLE                            X
ZIMMER HOLDINGS                  Common Stock   98956P102      565000     7220    SOLE                            X